Shareholders' Equity (Details) - Schedule of ordinary shares - Ordinary shares [Member]	12 Months Ended
	Dec. 31, 2021 USD ($) shares
Shareholders' Equity (Details) - Schedule of ordinary shares [Line Items]
Beginning Balance, Number of shares | shares	79,302,428
Beginning balance, Value | $	$ 79,302
Issuance of ordinary shares, Number of shares | shares	3,625,954	[1]
Issuance of ordinary shares, value | $	$ 3,626	[1]
Conversion from preferred shares to ordinary shares, Number of shares | shares	3,805,775
Conversion from preferred shares to ordinary shares, value | $	$ 3,806
Repurchase of ordinary shares, Number of shares | shares	(793,192)	[2]
Repurchase of ordinary shares, value | $	$ (793)	[2]
Ending Balance, Number of shares | shares	85,940,965
Ending Balance, Value | $	$ 85,941

[1]	On March 8, 2021, the Company sold 3,625,954 ordinary shares at a price of $1.31 per share, and 2,719,464 five-year warrants to purchase ordinary shares at an exercise price of $1.31 per share, in a registered direct offering.
[2]	On May 27, 2021, the Company redeemed 590,922 Series A Preferred Shares and repurchased 793,192 ordinary shares that were converted following the failure to file the 10-K from the purchaser for aggregate consideration of $1,450,000.